UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended September 30, 2001
                                                ------------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     13th     day of November, 2001.
--------         -----------         --------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 20 Pages

                                Loews Corporation

                                     FORM 13F

                          Report for the Quarter Ended

                                September 30, 2001




  Loews Corporation ("Loews"), by virtue of its approximately 89% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 27% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 20 Pages




Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


ACE Ltd.          Common  G0070K103 $       211       7,300     X                                         7,300

AES Corp.         Common  00130H105         324      25,300     X                                        25,300

Aetna Inc         Common  00817Y108         953      33,000     X                                        33,000

Agco Corp         Common  001084102         101      11,200     X                                        11,200

Agnico Eagle      Common  008474108       1,865     180,000     X                                       180,000
 Mines Ltd.

AK Stl Hldg Corp  Common  011547108       2,138     253,000     X                                       253,000

Albemarble Corp   Common  012653101         215      11,400     X                                        11,400

Allmerica Finl    Common  019754100         265       5,900     X                                         5,900
 Corp

Allegheny Energy  Common  017361106         385      10,500     X                                        10,500
 Inc.

Allegheny
 Technologies Inc Common  01741R902       2,402     180,200     X                                       180,200

Alliant
 TechSystem Inc   Common  018804104         282       3,300     X                                         3,300

Allied Waste      Common  019589308         478      37,500     X                                        37,500

American Express  Common  025816109         671      23,100     X                                        23,100
 Corp.

American Natl     Common  028591105       1,661      20,500     X                                        20,500
 Ins Co.

AMR Corp          Common  001765106       2,871     150,000     X                                       150,000

Am West Hldg Corp Common  023657208          20      10,825     X                                        10,825

Anchor Gaming     Common  033037102         232       5,600     X                                         5,600
                                    -----------
                          TOTAL     $    15,074
                                    -----------

                                           Page 3 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Apex Silver       WTS     G04074111 $        84     167,000     X                                       167,000
 Mines Ltd.       110402

Applica Inc.      Common  03815A106       1,268     150,000     X                                       150,000

Aquila Inc        Common  03840J106         218      10,000     X                                        10,000

Avery Dennison    Common  053611109         246       5,200     X                                         5,200
 Corp

Barrick Gold      Common  067901108      15,355     885,000     X                                       885,000
 Corp.

Becton Dickinson  Common  075887109         555      15,000     X                                        15,000
 & Co

Bisys Group Inc   Common  055472104         398       7,500     X                                         7,500

Boeing            Common  097023105         360      10,750     X                                        10,750

Borland Software  Common  099849101         143      17,700     X                                        17,700
 Corp

Bowne & Co Inc    Common  103043105         109      10,700     X                                        10,700

Brinker Intl Inc  Common  109641100         222       9,400     X                                         9,400

Cablevision Sys   Common  12686C109       1,024      25,000     X                                        25,000
 Corp

Cadiz Inc.        Common  127537108         857     100,000     X                                       100,000

Cambior Inc.      Common  13201L103          70     120,000     X                                       120,000

Cambrex Corp      Common  132011107       1,677      50,000     X                                        50,000
                                    -----------
                          TOTAL     $    22,586
                                    -----------

                                           Page 4 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Capstone Turbine  Common  14067D102 $       453      75,000     X                                        75,000
 Corp

Carnival Corp     Common  143658102       3,303     150,000     X                                       150,000

Caterpillar Inc.  Common  149123101       4,032      90,000     X                                        90,000

CBRL Group Inc    Common  12489V106         590      26,850     X                                        26,850

CEC Entmt Inc     Common  125137109         266       7,800     X                                         7,800

Centex Corp       Common  152312104       1,012      30,000     X                                        30,000

Charter One       Common  160903100         397      14,070     X                                        14,070
 Finl. Inc.

Cheesecake        Common  163072101         333      13,900     X                                        13,900
 Factory Inc

Cirrus Logic Inc  Common  172755100         200      26,900     X                                        26,900

Clear Channel     Common  184502102         203       5,100     X                                         5,100
 Comm

Cleveland Cliffs  Common  185896107       3,313     230,100     X                                       230,100
 Inc.

CMS Energy Corp   Common  125896100         402      20,100     X                                        20,100

CNA Financial     Common  126117100   5,355,146 198,045,324     X                                   198,045,324
 Corp.

CNF Inc           Common  12612W104         482      21,125     X                                        21,125

Comcast Corp      Common  200300200         420      11,700     X                                        11,700

Colgate Palmolive Common  194162103         320       5,500     X                                         5,500
 Co.
                                    -----------
                          TOTAL     $ 5,370,872
                                    -----------

                                           Page 5 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Compaq Computer   Common  204493100 $     2,411     290,100     X                                       290,100
 Corp.

Computer          Common  204912107         726      28,200     X                                        28,200
 Associates

Computer Science  Common  205363104         212       6,400     X                                         6,400
 Corp.

Continental Airls Common  210795308       5,003     333,500     X                                       333,500
 Inc

Cooper            Common  216669101         378       9,125     X                                         9,125
 Industries

Corning Inc       Common  219350105         172      19,500     X                                        19,500

Costco Whsl.      Common  22160K105         313       8,800     X                                         8,800
 Corp. New

Countrywide Cr    Common  222372104         215       4,900     X                                         4,900
 Inds Inc

CSG Sys Intl Inc  Common  126349109         394       9,600     X                                         9,600

Crown Cork &      Common  228255105         286     125,000     X                                       125,000
 Seal Inc

Cytyc Corp        Common  232946103         335      12,500     X                                        12,500

Cytec             Common  232820100         273      11,775     X                                        11,775
 Industries

Deere & Co.       Common  244199105         940      25,000     X                                        25,000
                                    -----------
                          TOTAL     $    11,658
                                    -----------

                                           Page 6 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Dell Computer     Common  247025109 $       221      11,900     X                                        11,900
 Corp

Delphi Auto Sys.  Common  247126105       1,415     120,400     X                                       120,400
 Corp.

Delphi Finl Group Common  247131105       1,690      50,000     X                                        50,000
 Inc


Delta Air Lines   Common  247361108         658      25,000     X                                        25,000
 Inc Del

Deutsche Telekom  Common  251566105         267      17,200     X                                        17,200
 AG ADR

Dollar Thrifty    Common  256743105         896      90,000     X                                        90,000
 Automotive GP

Dollar Tree       Common  256747106         420      22,400     X                                        22,400
 Stores Inc

Diamond Offshore  Common  25271C112   1,767,922  70,100,000     X                                    70,100,000
 Drilling

Dow Chemical Co.  Common  260543103       3,767     115,000     X                                       115,000

Dow Jones & Co    Common  260561105         250       5,500     X                                         5,500
 Inc.

DuPont E.I. De    Common  263534109       1,501      40,000     X                                        40,000
 Nemours & Co.

Eaton Corp.       Common  278058102         391       6,600     X                                         6,600

Edwards Ag Inc.   Common  281760108         369      10,500     X                                        10,500

Earthlink Inc     Common  270321102         288      18,900     X                                        18,900
                                    -----------
                          TOTAL     $ 1,780,055
                                    -----------

                                           Page 7 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Echostar          New     278762109 $       368      15,800     X                                        15,800
 Communications   Common

Efunds Corp       Common  28224R101         335      20,100     X                                        20,100

Emmis             Common  291525103         322      22,300     X                                        22,300
 Communications
 Corp

EOG Res Inc.      Common  26875P101         998      34,500     X                                        34,500

Equity            Common  294741103         589      18,400     X                                        18,400
 Office Prop.
 Trst.

Equity            Common  29476L107         549       9,400     X                                         9,400
 Residential
 Pptys Tr

Everest Re Group  Common  299808105         550       8,500     X                                         8,500
 Ltd

Exelon Corp.      Common  30161N101         205       4,600     X                                         4,600

Express Scripts   Common  302182100         455       8,200     X                                         8,200
 Inc

Family DLR Stores Common  307000109         325      11,800     X                                        11,800

Federated Dept    Common  31410H101       1,410      50,000     X                                        50,000
 Stores

Fedex Corp        Common  31304N107         684      18,600     X                                        18,600

Felcor Lodging    Common  31430F101         404      30,000     X                                        30,000
 Tr Inc

Firstenergy Corp  Common  337932107         273       7,600     X                                         7,600

Fortune Brands    Common  349631011         291       8,700     X                                         8,700
                                    -----------
                          TOTAL     $     7,758
                                    -----------


                                           Page 8 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


FMC Corp          Common  302491303 $     3,477      70,975     X                                        70,975

Ford Motor Co.    Common  345370860         347      20,000     X                                        20,000
 (DEL)

FPL Group Inc     Common  302571104         273       5,100     X                                         5,100

Freeport-McMoran  Common  35671D857         505      45,925     X                                        45,925
 Copper & Gold

Frontline Ltd     Common  35906P105         805     100,000     X                                       100,000

Furniture Brands  Common  360921100       1,388      71,250     X                                        71,250
 International

Gannett Inc.      Common  364730101         270       4,500     X                                         4,500

Gap Inc Del       Common  364760108         983      82,300     X                                        82,300

General Elec Co   Common  369604103         298       8,000     X                                         8,000

Global Marine Inc Common  379352404         231      16,500     X                                        16,500

General Mls Inc   Common  370334104         309       6,800     X                                         6,800

General Mtrs Corp Common  370442832         423      31,700     X                                        31,700

Gentex Corp       Common  371901109         370      15,500     X                                        15,500

Georgia Pac Corp  Common  373298108         254       8,825     X                                         8,825

Getty Images Inc  Common  374276103         344      31,200     X                                        31,200

Glamis Gold Ltd   Common  376775102       1,958     510,000     X                                       510,000

Goodyear Tire &   Common  382550101         186      10,100     X                                        10,100
 Rubber Co

Healthcare Rlty   Common  421946104         289      11,350     X                                        11,350
 Tr
                                    -----------
                          TOTAL     $    12,710
                                    -----------

                                           Page 9 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Health Net Inc    Common  42222G108 $     2,020     105,075     X                                       105,075

Hearst-Argyle     Common  422317107         875      50,000     X                                        50,000
 Television Inc.

Heller Financial  Common  423328103         296       5,600     X                                         5,600
 Inc

Henry Jack &      Common  426281101         318      14,000     X                                        14,000
 Assoc Inc

Hewlett Packard   Common  428236103       2,372     147,825     X                                       147,825
 Co

Hershey Foods     Common  427866108         641       9,800     X                                         9,800
 Corp

Hilton Hotels     Common  432848109       2,058     262,100     X                                       262,100
 Corp

Homestake Mining  Common  437614100      49,941   5,370,000     X                                     5,370,000

Incyte Genomics   Common  45337C102         299      21,900     X                                        21,900
 Inc

Intl. Paper Inc.  Common  460146103       4,271     122,600     X                                       122,600

IBM               Common  459200101       4,864      52,700     X                                        52,700

Jefferson Pilot   Common  475070108         645      14,500     X                                        14,500
 Corp

Jones Apparel     Common  480074103         212       8,300     X                                         8,300
 Grp Inc

JP Morgan Chase   Common  46625H100         290       8,500     X                                         8,500
 Co

Kerr McGee Corp   Common  492386107       2,336      45,000     X                                        45,000
                                    -----------
                          TOTAL     $    71,438
                                    -----------


                                           Page 10 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Kinross Gold      Common  496902107 $       468     482,500     X                                       482,500
 Corp.

Knight Trading    Common  499063105         186      24,100     X                                        24,100
 Corp Inc

Korea Telecom     Common  50063P103       3,156     172,500     X                                       172,500

Kroger Co         Common  501044101         340      13,800     X                                        13,800

Kulicke & Sofa    Common  501242101         210      19,300     X                                        19,300
 Inds Inc

Lamar Advert Co   Common  512815101         470      15,500     X                                        15,500

Lear Corp         Common  521865105       1,052      38,950     X                                        38,950

Lehman Brothers   Common  524908100         443       7,800     X                                         7,800

Lilly Eli & Co    Common  532457108         323       4,000     X                                         4,000

Liberty Media-A   Common  001957208         508      40,000     X                                        40,000

Lincoln Natl      Common  534187109       1,674      35,900     X                                        35,900
 Corp Ind

Lubrizol Corp     Common  549271104         304       9,625     X                                         9,625

Magna Intl Inc    Common  559222401       1,055      20,000     X                                        20,000

Manor Care Inc    Common  564055101         371      13,200     X                                        13,200
 New

Marriott Intl     Common  571903202       1,727      51,700     X                                        51,700
 Inc. New

Marsh & McLennan  Common  571748102         464       4,800     X                                         4,800
 Cos. Cin

Mattel Inc        Common  577081102         445      28,400     X                                        28,400
                                    -----------
                          TOTAL     $    13,196
                                    -----------

                                           Page 11 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Maxtor Corp       Common  577729205 $     1,428     400,000     X                                       400,000

Maytag Corp.      Common  578592107         234       9,500     X                                         9,500

MBIA Inc          Common  55262C100       1,420      28,400     X                                        28,400

MBNA Corp         Common  55262L100         706      23,300     X                                        23,300

McGraw Hill Cos   Common  580645109         332       5,700     X                                         5,700
 Inc

Medicis Pharm     Common  584690309         260       5,200     X                                         5,200
 Corp

Metromedia Int?l. Common  591695101           60      50,213     X                                        50,213
 Group Inc.

Mercury Inter     Common  589405109         194      10,200     X                                        10,200
 Corp

MGIC Invt Corp    Common  552848103         412       6,300     X                                         6,300
 WIS

Microsoft Corp    Common  595918104         384       7,500     X                                         7,500

Millipore Corp    Common  601073109         286       5,400     X                                         5,400

Mine Safety       Common  602720104       1,125      25,000     X                                        25,000
 Appliances Co.

Miramar Mining    Common  60466E100         209     342,000     X                                       342,000
 Corp.

Monsanto Co New   Common  61166W101         272       8,075     X                                         8,075

Morgan Stanely DW Common  617446448         222       4,800     X                                         4,800

Motorola Inc.     Common  620076109       1,607     103,000     X                                       103,000

National City     Common  635405103         545      18,200     X                                        18,200
 Corp
                                    -----------
                          TOTAL     $     9,696
                                    -----------


                                           Page 12 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Navistar Int?l.   Common  63934E108  $       283      10,000     X                                        10,000
 Corp.

Newell            Common  651229106       4,542     200,000     X                                       200,000
 Rubbermaid Inc

Newfield Expl Co  Common  651290108         283       9,700     X                                         9,700

New York Times    Common  650111107         234       6,000     X                                         6,000
 Co

News Corp LTD-    Common  652487802       1,065      50,000     X                                        50,000
 Spons Adr Prf

Nisource Inc      Common  65473P105         520      22,300     X                                        22,300

Nortek Inc        Common  656559101         862      40,000     X                                        40,000

Northern Tr Corp  Common  665859104         388       7,400     X                                         7,400

Northrop Grumman  Common  666807102         727       7,200     X                                         7,200
 Corp

NRG Energy Inc    Common  666807102         220      13,600     X                                        13,600

Nuance Comm Inc   Common  669967101         423      65,000     X                                        65,000

Ocean Energy Inc  Common  67481E106       1,304      80,000     X                                        80,000

Office Depot Inc  Common  676220106         379      27,900     X                                        27,900

Officemax Inc     Common  67622M108         813    266,400      X                                       226,400

Old Rep Int'l     Common  680223104       1,060     40,425      X                                        40,425
 Corp

Omnicom Group Inc Common  681919106         214      3,300      X                                         3,300

On Command Corp.  Common  682160106         200    113,796      X                                       113,796
                                    -----------
                          TOTAL     $    13,517
                                    -----------

                                           Page 13 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Orient Express    Common  G67743107 $     2,102     150,000     X                                       150,000
 Hotels

Overseas Ship-    Common  690368105       2,970     135,000     X                                       135,000
 holding Group
 Inc

Oxford Health     Common  691471106         417      14,700     X                                        14,700
 Plans Inc

Pacific Centy     Common  694058108         405      17,350     X                                        17,350
 Finl Corp

Payless Shoes     Common  704379106         597      10,900     X                                        10,900
 Inc

Pharmaceutical    Common  717124101         378      12,900     X                                        12,900
 Prod Dev Inc

Philip Morris     Common  718154107         251       5,200     X                                         5,200
 Cos Inc

Phoenix Cos Inc   Common  71902E109       1,445     100,000     X                                       100,000
 New

Pioneer Std       Common  723877106          95      10,525     X                                        10,525
 Electrs Inc

Placer Dome Inc.  Common  725906101      16,947   1,325,000     X                                     1,325,000

Pepsico Inc       Common  713448108         262       5,400     X                                         5,400

Potash Corp.      Common  73755L107       2,940      52,800     X                                        52,800
 Sask Inc.

PPL Corp          Common  693499105         264       8,100     X                                         8,100

Praxair Inc       Common  74005P104         420      10,000     X                                        10,000
                                    -----------
                          TOTAL     $    29,493
                                    -----------

                                           Page 14 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Precision         Common  74022D100 $       232      11,000     X                                        11,000
 Drilling Corp

Progress Energy   Common  743263105         353       8,200     X                                         8,200
 Inc

Providian Fincl   Common  74406A102         393      19,500     X                                        19,500
 Corp

Public Svc        Common  744573106         226       5,300     X                                         5,300
 Enterprise Grp

ulte Homes Inc   Common  745867101          920      30,000     X                                        30,000

Quantum Corp      Common  747906204         362      44,350     X                                        44,350

Quest Diagnostic  Common  74834L100         265       4,300     X                                         4,300
 Inc

Radian Group      Common  750236101         609      15,825     X                                        15,825

Ralston Purina Co Common  751277302         515      15,700     X                                        15,700

Reliant Res Inc   Common  75952B105         272      16,800     X                                        16,800

RPM Inc Ohio      Common  749685103         945     100,000     X                                       100,000

Russell Corp      Common  782352108         592      43,100     X                                        43,100

Ryerson Tull Inc  Common  78375P107      13,042   1,039,200     X                                     1,039,200
 New

Schein Henry Inc  Common  806407102         386      10,000     X                                        10,000

Schulman A Inc    Common  808194104         564      55,000     X                                        55,000

Schwab Charles    Common  808513105         299      26,000     X                                        26,000
 Corp

SCI Sys Inc       Common  783890106         185      10,300     X                                        10,300
                                    -----------
                          TOTAL     $    20,160
                                    -----------

                                           Page 15 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Sempra Energy     Common  816851109 $       228       9,200     X                                         9,200

Servicemaster Co  Common  81760N109         428      38,575     X                                        38,575

Sherwin Williams  Common  824348406         947      42,625     X                                        42,625
 Co

Sicor Inc         Common  825846108         246      13,000     X                                        13,000

SLI Inc           Common  78442T108          26      10,175     X                                        10,175

Sonicwall Inc     Common  835470105         141      11,900     X                                        11,900

Southtrust Corp   Common  844730101         802      31,475     X                                        31,475

Southwest Airls   Common  844741108       2,226     150,000     X                                       150,000
 Co

Sovereign Bancorp Common  845905108       1,663     175,000     X                                       175,000
 Inc

Starwood Hotels & Common  85590A203         257      11,700     X                                        11,700
 Resorts wrldwd

Stewart WP & Co   Common  G84922106         679      35,000     X                                        35,000
 Ltd.

Taiwan            Common  874039126         734     543,547     X                                       543,547
 Semiconductor
 Ord

Taro              Common  M8737E108         243       6,900     X                                         6,900
 Pharmaceutical

Techne Corp       Common  878377100         294      10,000     X                                        10,000

Teco Energy Inc   Common  872375100         463      17,100     X                                        17,100

Teekay Shipping   Common  Y8564W103       2,027      65,000     X                                        65,000
 Marshall Island
                                    -----------
                          TOTAL     $    11,404
                                    -----------

                                           Page 16 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Telefonica S A    Common  879378206 $       319        9,400     X                                        9,400

Telephone and     Common  879433100         443        4,700     X                                        4,700
 Data Sys Inc

Tellabs Inc       Common  879664100         369       37,375     X                                       37,375

Texas Instrs Inc  Common  882508104       2,498      100,000     X                                      100,000

Textron Inc       Common  883203101       1,344       40,000     X                                       40,000

Thoratec Corp     Common  885175307       5,045      305,000     X                                      305,000

Timken Co         Common  887389104       2,055      150,000     X                                      150,000

Trigon Healthcare Common  89618L100         334        5,100     X                                        5,100
 Inc

Trizec Hahn       Common  896938107         295       16,400     X                                       16,400
 Corp

Unifi Inc         Common  904677101         216       26,300     X                                       26,300

Union Pacific     Common  907818108         761       16,225     X                                       16,225
 Corp

Unumprovident     Common  91529Y106         212        8,400     X                                        8,400
 Corp

US Bancorp Del    Common  902973304         444       20,000     X                                       20,000

USX Marathon      Common  902905827       2,100       78,500     X                                       78,500
 Group

Valero Energy     Common  91913Y100       3,335       95,000     X                                       95,000

Varian Med Sys    Common  9220P105          244        3,800     X                                        3,800
 Inc
                                    -----------
                          TOTAL     $    20,014
                                    -----------


                                           Page 17 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Ventas Inc        Common  92276F100 $       117       10,750     X                                       10,750

Verizon Comm      Common  92343V104         298        5,500     X                                        5,500

Viacom Inc.       Common  925524100         269        7,700     X                                        7,700
                  CL A

Visteon Corp      Common  92839U107       1,275      100,000     X                                      100,000

Vivendi Universal Common  92851S204         440        9,500     X                                        9,500

Wachovia Corp     Common  929903102         366       11,800     X                                       11,800
 2nd New

Wackenhut Corp    Common  929794303         278       15,000     X                                       15,000

Wal Mart Stores   Common  931142103         292        5,900     X                                        5,900

Wellpoint Health  Common  94973H108         437        4,000     X                                        4,000
 Network

Wells Fargo &     Common  949746101         596       13,400     X                                       13,400
 Co. New

Wendys Intl Inc   Common  950590109         413      15,500      X                                        15,500

Wind River        Common  973149107         162      15,400      X                                        15,400
 Systems Inc

Whirlpool Corp    Common  963320106         574      10,375      X                                        10,375

Williams Co Inc   Common  969457100         257       9,400      X                                         9,400

Worldcom Inc      Common  55268B106       1,579     105,000      X                                       105,000
 GA New

Xcel Energy Inc   Common  98389B100         397      14,100      X                                        14,100

XL Cap Ltd        Common  G98255105         749       9,475      X                                         9,475

XTO Energy        Common  98385X106         248      17,800      X                                        17,800
                                    -----------
                          TOTAL     $     8,747
                                    -----------

                                           Page 18 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle      Common  008474908 $     1,347     130,000(c)   X                                       130,000(c)
 Mines Ltd.

Barrick Gold      Common  067901908       5,205     300,000(c)   X                                       300,000(c)
 Corp.

Barrick Gold      Common  067901958       9,543     550,000(p)   X                                       550,000(p)
 Corp.

Boeing Co.        Common  09703955        5,193     155,000(p)   X                                       155,000(p)

Bristol Meyers    Common  110122958       2,778      50,000(p)   X                                        50,000(p)
 Squibb

Cablvsn Systems   Common  12686C959       1,024      25,000(p)   X                                        25,000(p)
 NY-Grp

Caterpillar Inc.  Common  149123951         672     150,000(p)   X                                       150,000(p)

Chubb Corp.       Common  191232951       2,142      30,000(p)   X                                        30,000(p)

Compaq            Common  204493950         831     100,000(p)   X                                       100,000(p)

Deere & Co.       Common  244199955       7,522     200,000(p)   X                                       200,000(p)

Dow Chemical Co.  Common  260543953       5,897     180,000(p)   X                                       180,000(p)

DuPont E I de     Common  263534959       1,876      50,000(p)   X                                        50,000(p)
 Nemours & Co.

Ford Motor Co.    Common  345370950       1,735     100,000(p)   X                                       100,000(p)

Gap Inc           Common  364760958       1,195     100,000(p)   X                                       100,000(p)

GoodYear Tire &   Common  382550951       2,396     130,000(p)   X                                       130,000(p)
 Rubber Co.

Homestake Mining  Common  437614900       4,650     500,000(c)   X                                       500,000(c)

Homestake Mining  Common  437614950      10,881   1,170,000(p)   X                                     1,170,000(p)

Intl Paper Co.    Common  460146953       6,968     200,000(p)   X                                       200,000(p)
                                    -----------
                          TOTAL     $    71,855
                                    -----------

                                           Page 19 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


JP Morgan         Common  46625H950 $     1,366      40,000(p)   X                                        40,000(p)

Merril Lynch      Common  590188958       3,248      80,000(p)   X                                        80,000(p)

Motorola          Common  620076959       1,560     100,000(p)   X                                       100,000(p)

Navistar Int?l.   Common  63934E958        2,825     100,000(p)   X                                       100,000(p)
 Corp.

Newell Rubbermaid Common  651229956       2,271     100,000(p)   X                                       100,000(p)

Nortel Netwrks    Common  656568902       1,122     200,000(p)   X                                       200,000(p)

Placer Dome       Common  725906901       2,558     200,000(c)   X                                       200,000(c)

Placer Dome       Common  725906951       4,797     375,000(p)   X                                       375,000(p)

Potash Corp.      Common  73755L957       5,569     100,000(p)   X                                       100,000(p)
 Sask Inc.

Southwest         Common  844741958       2,226     150,000(p)   X                                       150,000(p)
 Airlines

Sunoco            Common  86764P909       3,560     100,000(c)   X                                       100,000(c)

Texas Instruments Common  882508954       2,498     100,000(p)   X                                       100,000(p)

Tiffany & Co      Common  886547958       2,165     100,000(p)   X                                       100,000(p)
                                    -----------
                         TOTAL     $     35,765
                                    -----------
                AGGREGATE TOTAL     $ 7,525,998
                                    ===========

                                           Page 20 of 20 Pages